INCOME TAXES - Components of Income Tax Expense (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
INCOME TAXES
Current income tax expense		¥ 27,953,476		¥ 15,677,070	¥ 11,867,755
Deferred income tax expense		1,454,773		22,919,916	7,053,724
Total income tax expense	$ 4,519,965	¥ 29,408,249	¥ 21,995,839	¥ 38,596,986	¥ 18,921,479